Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

Transactions eliminated on consolidation

All inter-company balances, transactions and unrealized gains on transactions have been eliminated in consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Segment reporting

Segment reporting

A segment is a distinguishable component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components.

The Chief Executive Officer is determined to be the Group’s Chief Operating Decision Maker (“CODM”). The CODM assesses the performance and allocates the resources of the Group as a whole, as all of the Group’s activities are focusing on the development of therapeutics for important unmet medical needs. Financial information is only available for the Group as a whole. Therefore, management considers there is only one operating segment under the requirements of IFRS 8, Operating Segments.

Foreign currency

Foreign currency

Foreign currency transactions

Items included in the financial statements of Group entities are measured using the currency of the primary economic environment in which the entity operates. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not re-translated.

Foreign operations

Assets and liabilities of Group entities whose functional currency is other than CHF are included in the consolidation by translating the assets and liabilities into the reporting currency at the exchange rates applicable at the end of the reporting period. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transaction).

These foreign currency translation differences are recognized in Other Comprehensive income/(loss) and presented in the foreign currency translation reserve in equity. When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

Closing rates for the most significant foreign currencies relative to CHF:

		Geographical	Reporting	December 31,	December 31,	December 31,
Currency		area	entities	2022	2021	2020
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9251	0.9110	0.8840
EUR	Euro	Europe	1	0.9901	1.0361	1.0817
AUD	Dollar	Australia	1	0.6305	0.6620	0.6822

Average exchange rates for the year for the most significant foreign currencies relative to CHF:

		Geographical	Reporting
Currency		area	entities	2022	2021	2020
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9550	0.9142	0.9581
EUR	Euro	Europe	1	1.0050	1.0810	1.0825
AUD	Dollar	Australia	1	0.6629	0.6866	0.6546

Property and equipment

Property and equipment

Property and equipment is measured at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of the items. When parts of an item of tangible assets have different useful lives, they are accounted for as separate tangible asset items (major components). Depreciation is calculated on a straight-line basis over the expected useful life of the individual asset. The applicable estimated useful lives are as follows:

Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate. When an asset is reviewed for impairment, the asset’s carrying amount may be written down immediately to its recoverable amount, provided the asset’s carrying amount is greater than its estimated recoverable amount. Management assesses the recoverable amount by assessing the higher of its fair value less costs to sell or its value in use.

Cost and accumulated depreciation related to assets retired or otherwise disposed are removed from the accounts at the time of retirement or disposal and any resulting gain or loss is included in profit or loss in the period of disposition.

Intangible assets

Intangible assets

Research and development

Expenditures on the Group’s research programs are not capitalized, they are expensed when incurred.

Expenditures on the Group’s development programs are generally not capitalized except if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. For the development projects of the Group, these criteria are generally only met when regulatory approval for commercialization is obtained. For the AM-125 program for the treatment of vertigo it was the Group’s assessment up to 2022 that the criteria mentioned above were met and therefore direct development expenditures were capitalized for AM-125 in 2020, 2021 and 2022, including intellectual property-related costs for the prosecution and registration of patents . As of December 31, 2022, all capitalized direct development costs related to AM-125 were impaired based on the impairment test performed under IFRS.

Licenses, intellectual property and data rights

Intellectual property rights that are acquired by the Group are capitalized as intangible assets if they are controlled by the Group, are separately identifiable and are expected to generate future economic benefits, even if uncertainty exists as to whether the research and development will ultimately result in a marketable product. Consequently, upfront and milestone payments to third parties for the exclusive use of pharmaceutical compounds in specified areas of treatment are recognized as intangible assets.

Measurement

Intangible assets acquired that have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

Amortization

All licenses of the Group have finite lives. Amortization will commence once the Group’s intangible assets are available for use which will be the case after regulatory approvals are obtained and the related products are available for use. Amortization of licenses is calculated on a straight-line basis over the period of the expected benefit or until the license expires, whichever is shorter. The estimated useful life is 10 years or the remaining term of patent protection. The Group assesses at each statement of financial position date whether intangible assets which are not yet ready for use are impaired.

Impairment of non-financial assets

Impairment of non-financial assets

Property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). An impairment loss is recognized as the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. Impairment losses are recognized in profit or loss. Assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date. Any increase in the carrying amount of an asset will be based on the depreciated historical costs had the initial impairment not been recognized.

Asset purchase

Asset purchase

On June 1, 2021, we acquired 100% of the share capital of privately held Trasir Therapeutics Inc. (“Trasir”) through the merger of our subsidiary Auris Medical Inc. with and into Trasir (the “Merger”), with Trasir surviving the merger as the surviving entity. Trasir was subsequently renamed Altamira Therapeutics, Inc. and redomiciled in Dover, Delaware. Founded in 2014, Trasir has been a pioneer in the development of nanoparticles for extrahepatic oligonucleotide delivery.

The purchase price for Trasir comprised: (i) 38,219 non-registered common shares of the Company, par value CHF 0.20 per share, calculated based on a value of $2,500,000 divided by the average closing price of the Common Shares on the 15 trading days preceding the closing date (the “Reference Price”, which amounted to $65.40 per Common Share); (ii) contingent on the occurrence of positive results from a subsequent post-closing scientific study led by Trasir (“Positive Results”), $1,500,000 of common shares of the Company to be calculated based on the average closing price of the common shares on the 15 trading days preceding the occurrence of Positive Results; and (iii) $210,000 for expenses incurred by certain selling Trasir shareholders paid in $180,000 in cash and 459 non-registered common shares based on the Reference Price.

Trasir’s main asset is an exclusive license agreement (the “License Agreement”) with Washington University located in St. Louis, Missouri (“WU”). Pursuant to the License Agreement, WU granted Trasir an exclusive, worldwide, royalty-bearing license (with the right to sublicense) during the term of the License Agreement under certain patent rights owned or controlled by WU to research, develop, make, have made, sell, offer for sale, use and import pharmaceutical products covered under such patent rights for all fields of use. Such licensed products may include “silencing RNA” (siRNAs) pharmaceutical preparations formulated in combination with Trasir’s proprietary delivery technologies. In consideration for such worldwide, exclusive license, the Company (through its acquisition of Trasir, described above) will be obligated to pay WU: annual license maintenance fees in the low five figures through first commercial sale; pre-clinical and clinical regulatory milestones; sales milestones; and a low single digit royalty based on annual net sales of licensed products worldwide for at least the applicable patent term or period of marketing exclusivity, whichever is longer, but in no case less than a minimum royalty term of 12 years; and a percentage share (in the double digits) of sublicensing revenues received by the Company in connection with licensed products. Such regulatory and sales milestones may total up to an aggregate of $4,375,000. In the event the Company fails to meet certain regulatory diligence milestones, WU will have the right to terminate the license.

The acquisition of Trasir was treated as an asset acquisition because substantially all the fair value is concentrated in a single identifiable asset, the License Agreement with WU. The acquisition of the license is settled to a large extent in exchange for a variable number of the Company’s publicly listed shares. IFRS 2 “Share-based payments” was applied. With regards to the contingent part of the purchase price as mentioned under (ii) above, a downward adjustment of CHF 269,700 to the estimated fair value was made to reflect the possibility of not meeting the condition of Positive Results. As of December 31, 2021 and December 31, 2022, the total carrying amount of the license acquired amounted to CHF 3,893,681, including directly attributable transaction costs of CHF 198,246.

Leases

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period during which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accumulation of interest and reduced by the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e. below CHF 5,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense over the lease term.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labor costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the first-in, first-out method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.

Financial instruments

Financial instruments

The Group classifies its financial assets in the following categories: loans and receivables based on the expected loss model. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

Recognition and derecognition of non-derivative financial assets and liabilities

The Group initially recognizes loans and receivables and debt securities issued on the date when they are originated. All other financial assets and financial liabilities are initially recognized on the trade date.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Group is recognized as a separate asset or liability.

The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired.

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Non-derivative financial assets and liabilities—measurement

Loans and receivable

These are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method, less expected losses.

Cash and cash equivalents

The Group considers all short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value with original maturities of three months or less at the date of the purchase to be cash equivalents.

Non-derivative financial liabilities—measurement

Non-derivative financial liabilities are initially recognized at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

Convertible loans

In a convertible loan classified as a hybrid contract containing a host and a separated embedded derivative, both classified as liability, the carrying amount of the host contract at initial recognition is the difference between the carrying amount of the hybrid contract and the fair value of the embedded derivative. Transaction costs that relate to the issue of the convertible loan are allocated to the host and embedded derivative in proportion to the allocation of the gross proceeds. Transaction costs relating to the embedded derivative are immediately recognized in profit and loss. Transaction costs relating to the host contract are included in the carrying amount of the liability. The host contract is then subsequently measured at amortized cost, using the effective interest method.

Share capital

All shares of the Company are registered shares and classified as part of shareholders’ equity. Incremental costs directly attributable to the issue of the Company’s shares, net of any tax effects, are recognized as a deduction from equity. The warrants are classified as a financial liability at fair value through profit or loss and the cost allocated to the liability component will be immediately expensed to the income statement.

The Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future.

Repurchase and reissue of ordinary shares (treasury shares)

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit (calculated as the difference between initial cost and fair value) on the transaction is presented within share premium.

Impairment of non-derivative financial assets

Impairment of non-derivative financial assets

Financial assets are assessed at each reporting date to determine whether there is objective evidence of impairment.

Objective evidence that financial assets are impaired includes:

●	default or delinquency by a debtor;

●	indications that a debtor or issuer will enter bankruptcy;

●	adverse changes in the payment status of borrowers or issuers;

●	the disappearance of an active market for a security; or

●	observable data indicating that there is measurable decrease in expected cash flows from a group of financial assets.

Financial assets measured at amortized cost

The Group considers evidence of impairment for these assets at an individual asset level. An impairment loss is calculated as the difference between an asset’s carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account. When the Group considers that there are no realistic prospects of recovery of the asset, the relevant amounts are written off. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

Derivative Financial Instruments

Derivative Financial Instruments

Derivative financial instruments (assets) are accounted as the cost to obtain the rights from a third party to issue shares under the purchase agreement and changes in fair value are shown as profit or loss. The fair value calculation of the derivative financial instrument (asset) is adjusted on the utilization of the asset based on total dollar amount of the purchase agreement.

Derivative financial instruments (liabilities) are accounted at fair value and changes in fair value are shown as profit or loss. The fair value calculation of the derivative financial instruments is based on the Black-Scholes option pricing model. Assumptions are made for volatility and the risk-free rate in order to estimate the fair value of the instrument. Transaction cost related to derivative financial instruments are recorded through profit and loss.

Embedded Derivatives

Derivatives may be embedded in another contractual arrangement. The Group accounts for an embedded derivative separately from the host contract when:

-	The host contract is not an asset in the scope of IFRS 9

-	The host contract is not itself carried at fair value through profit and loss (FVPL)

-	The terms of the Embedded Derivative would meet the definition of a derivative if they were contained in a separate contract

-	The economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host

The separated embedded derivative in the 2022 FiveT convertible loan was initially measured at fair value by an independent consultant applying a simulation-based valuation approach. On December 31, 2022, the embedded derivative was measured based on the Black-Scholes option pricing model, resulting in a fair value of zero. Assumptions are made for volatility, risk free rate and other features of the instrument. All changes in the fair value of embedded derivatives were recognized in profit and loss.

Income tax

Income tax

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in Other Comprehensive Income.

Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred tax

Deferred income tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

●	temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

●	taxable temporary differences arising on the initial recognition of goodwill.

Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its tax assets and liabilities on a net basis.

Employee benefits

Employee benefits

The Group maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS as defined benefit pension plan. There are no pension plans for the subsidiaries in Ireland, Australia and the United States.

The Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in Other Comprehensive Income. Past service costs, including curtailment gains or losses, are recognized immediately in general and administrative expenses within the operating results. Settlement gains or losses are recognized in general and administrative expenses within the operating results. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period or in case of any significant events between measurement dates to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.

Share-based compensation

Share-based compensation

The Company maintains a share-based payment plan in the form of a stock option plan for its employees, members of the Board of Directors as well as key service providers. Stock options are granted at the Board’s discretion without any contractual or recurring obligations.

The share-based compensation plans qualify as equity settled plans. The grant-date fair value of share-based payment awards granted to employees is recognized as an expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. Under the Company’s Long Term Equity Incentive Plan (the “Equity Incentive Plan” or “EIP”), 50% of granted share options granted to employees vest after a period of service of two years from the grant date and the remaining 50% vest after a period of service of three years from the grant date. Share options granted to members of the Board of Directors granted from 2016 onwards vest after a period of one year after the grant date.

The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. Share-based payments that are not subject to any further conditions are expensed immediately at grant date. In the year the options are exercised the proceeds received net of any directly attributable transaction costs are credited to share capital (par value) and share premium.

Valuation of share options

Option pricing and values are determined based on the Black Scholes option pricing model and assumptions are made for inputs such as volatility of the Company’s stock and the risk-free rate.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, where it is more likely than not that an outflow of resources will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Revenue recognition

Revenue recognition

The Group recognizes revenue from the license of intellectual property and from the sale of products. To assess revenue recognition for arrangements that the Group determines are within the scope of IFRS 15, the Group performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the Group will collect the consideration it is entitled to in exchange for services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, the Group assesses the services promised within each contract and determine those that are performance obligations and assess whether each promised service is distinct.

License of intellectual property

The Group recognizes as revenue its non-refundable license fees, milestone payments and royalties when its customer obtains control of promised services, in an amount that reflects the consideration which the Group expects to receive in exchange for those rendered services. If the license to the Group’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Group recognizes revenues when the license conveys a right of use, or there is a right of access to the underlying intellectual property. However, revenue for a license that provides a right to use the Company’s intellectual property before the beginning of the period during which the customer is able to use and benefit from the license is deferred. Revenue from sales-based royalty, in exchange for a license of intellectual property is recognized only when the subsequent sale occurs and the performance obligation to which the sales-based royalty has been allocated has been satisfied (in whole or in part).

Sale of products

The Group currently sells only one product, Bentrio®, a drug-free nasal spray for protection against airborne viruses and allergens. Revenue from sale of products is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the product if no other agreement has been made. Revenue is net of value-added tax, rebates, discounts and returns.

Government grants

Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related research and development costs for which the grants are intended to compensate. Government grants that are receivable as compensation for expenses already incurred are recognized in profit or loss in the period in which they become receivable.

The company obtains credits under the Australian R&D Tax Incentive program (R&DITC). The program provides a tax offset of up to 48.5% of eligible R&D expenditures. If the tax offset exceeds the Company’s tax liability, the balance is paid in cash after submission of a valid claim. Based on the specific features of the program, IAS 20 Government Grants is applied for the accounting treatment of the Australian R&DITC. The reimbursement application is made by the Company annually, once the fiscal year is closed, based on the financial statements. The income from grants related to R&D expenditures are presented separately under the heading of ‘other operating income’. Grants that relate to the acquisition of an asset are recognized in profit or loss as the asset is depreciated or amortized. These grants are recognized as a reduction in the cost of the asset.

Earnings/(loss) per share

Earnings/(loss) per share

Basic earnings/(loss) per share are calculated by dividing the net profit/(loss) attributable to owners of the Company by the weighted average number of shares outstanding during the period. Diluted earnings/(loss) per share are calculated by dividing the net profit/(loss) attributable to the owners of the Company by the weighted average number of shares outstanding during the period adjusted for the conversion of all dilutive potential ordinary shares.